Segmented information (Tables)	3 Months Ended
Mar. 31, 2025
Segmented information
Schedule of geographical areas of property, plant and equipment and intangible assets
	March 31, 2025	December 31, 2024
Canada	$527	$578
United States	9,470	9,038
Barbados	3,901	4,068
	$13,898	$13,684

Summary of Operating segments
March 31, 2025	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$2,228	$3,256	$5,484
Operating expenses	(3,180)	(2,959)	(6,139)
Finance income (expense), net	(17)	51	34
Foreign exchange loss, net	(35)	-	(35)
Net income (loss) before taxes	$(1,004)	$348	$(656)
March 31, 2024	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$3,037	$2,657	$5,694
Operating expenses	(3,677)	(1,979)	(5,656)
Finance income, net	8	43	51
Foreign exchange loss, net	(7)	-	(7)
Net income (loss) before taxes	$(639)	$721	$82